UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY $ in Thousands	USD ($) shares	Share capital USD ($) shares	Contributed surplus USD ($)	Accumulated other comprehensive loss USD ($)	Deficit USD ($)
Balance at beginning of period (in shares) at Dec. 31, 2024 | shares		30,255,955
Balance at beginning of period at Dec. 31, 2024	$ 57,761	$ 253,295	$ 19,109	$ (9,275)	$ (205,368)
Exercise of stock options (in shares)	6,051	6,051
Exercise of stock options (Note 11 and 12)	$ 213	$ 316	(103)
Share-based compensation (Note 12)	789		789
Share issuance under employee share purchase plan (in shares) | shares		6,529
Share issuance under employee share purchase plan (Note 11 and 12)	236	$ 283	(47)
Release of restricted share units (in shares) | shares		16,994
Release of restricted share units (Note 11 and 12)	0	$ 719	(719)
Shares repurchased for cancellation (in shares) | shares		(307,178)
Shares repurchased for cancellation (Note 11)	(9,544)	$ (2,326)			(7,218)
Change in share repurchase commitment under the automatic share purchase plan	2,330				2,330
Excess tax benefit on stock compensation	(818)		(818)
Comprehensive income (loss)	1,466			(8)	1,474
Balance at end of period (in shares) at Mar. 31, 2025 | shares		29,978,351
Balance at end of period at Mar. 31, 2025	52,433	$ 252,287	18,211	(9,283)	(208,782)
Balance at beginning of period (in shares) at Dec. 31, 2025 | shares		28,747,289
Balance at beginning of period at Dec. 31, 2025	$ 74,091	$ 244,605	20,949	(7,427)	(184,036)
Exercise of stock options (in shares) | shares	0	0
Exercise of stock options (Note 11 and 12)		$ 0
Share-based compensation (Note 12)	$ 1,284		1,284
Share issuance under employee share purchase plan (in shares) | shares		11,081
Share issuance under employee share purchase plan (Note 11 and 12)	200	$ 226	(26)
Release of restricted share units (in shares) | shares		31,738
Release of restricted share units (Note 11 and 12)	0	$ 1,090	(1,090)
Shares repurchased for cancellation (in shares) | shares		(3,094,536)
Shares repurchased for cancellation (Note 11)	(64,324)	$ (26,692)			(37,632)
Change in share repurchase commitment under the automatic share purchase plan	(9,888)				(9,888)
Excess tax benefit on stock compensation	(236)		(236)
Comprehensive income (loss)	(1,743)			(124)	(1,619)
Balance at end of period (in shares) at Mar. 31, 2026 | shares		25,695,572
Balance at end of period at Mar. 31, 2026	$ (616)	$ 219,229	$ 20,881	$ (7,551)	$ (233,175)